Share based compensation expenses - Restriction of ordinary shares held by senior management (Details) ¥ in Thousands			12 Months Ended
	Jun. 28, 2019	Nov. 28, 2018 $ / shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 CNY (¥) $ / shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 CNY (¥) $ / shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2017 CNY (¥) $ / shares	Dec. 31, 2019 $ / shares	May 31, 2019 $ / shares	Jul. 31, 2018 $ / shares	Mar. 05, 2014 installment $ / shares shares
Share based compensation expenses
Weighted average grant date fair value of options granted (in dollars per share) | $ / shares		$ 1.5899								$ 1.2785	$ 1.4506
Additional information
Share-based compensation expenses allocated from Jimu Parent | ¥			¥ 22,434		¥ 36,496		¥ 31,018
Service period	4 years
Restricted share
Number of shares
Unvested at beginning of the year (in shares) | shares			380,142		3,169,088		5,803,231
Granted (in shares) | shares			1,863,043
Vested (in shares) | shares			(634,899)		(2,248,136)		(2,634,143)
Forfeited (in shares) | shares			(471,009)		(540,810)
Unvested at end of the year (in shares) | shares			1,137,277		380,142		3,169,088
Weighted-Average Grant Date Fair Value
Unvested at beginning of the year (in shares) | $ / shares				$ 0.50		$ 0.60		$ 0.59
Granted (in dollars per share) | $ / shares				0.42
Vested (in dollars per share) | $ / shares				0.42		0.56
Forfeited (in dollars per share) | $ / shares				0.42		0.45
Unvested at end of the year (in shares) | $ / shares				$ 0.42		$ 0.50		$ 0.60
Additional information
Share-based compensation expenses allocated from Jimu Parent | ¥			¥ 2,055		¥ 9,721		¥ 10,108
Unrecognized compensation cost | ¥			¥ 3,364	$ 3,364	¥ 1,303	$ 1,303	¥ 10,928	$ 10,928
Restricted shares, issued | shares			1,863,043
Additional compensation cost | ¥			¥ 4,865
Service period		4 years
Jimu Parent | Restricted share
Share based compensation expenses
Ordinary shares became restricted (as a percent)												40.00%
Ordinary shares held by certain members of senior management | shares												72,000,000
Number of equal and continuous monthly installments upon meting the vesting criteria | installment												60
Weighted average grant date fair value of options granted (in dollars per share) | $ / shares									$ 0.42			$ 0.45